SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE COMPUTATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net income (loss) per ordinary share
Net income (loss)	$ 15,648	¥ 109,429	¥ (146,480)	¥ 110,499
Accretion of Redeemable Convertible Preferred Shares | ¥			(113,658)	(146,341)
Net income (loss) attributable to ordinary shareholders	$ 15,648	¥ 109,429	¥ (260,138)	¥ (35,842)
Denominator for basic net income (loss) per share calculation	207,133,005	207,133,005	103,695,655	72,000,000
Dilutive effect of share-based awards	1,421,147	1,421,147
Denominator for diluted net income (loss) per share calculation	208,554,152	208,554,152	103,695,655	72,000,000
—Basic | (per share)	$ 0.08	¥ 0.53	¥ (2.51)	¥ (0.50)
—Diluted | (per share)	$ 0.07	¥ 0.52	¥ (2.51)	¥ (0.50)